Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	VERSUS SYSTEMS INC.
Trading Symbol	VS
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	4,172,171
Amendment Flag	false
Entity Central Index Key	0001701963
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39885
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1558 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6G 3J4
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ramirez Jimenez International CPAs
Auditor Location	Irvine, CA
Auditor Firm ID	820
Business Contact
Document Information Line Items
Entity Address, Address Line One	6701 Center Drive West
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
Contact Personnel Name	Matthew Pierce
Entity Address, Address Line Two	Suite 480
City Area Code	(310)
Local Phone Number	242-0228